Long-term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Subtotal	$ 151.1	$ 97.0
Unamortized debt issuance costs	(2.0)	(2.5)
Debt discount	(4.9)	(0.9)
Total debt	144.2	93.6
Less: Current maturities of long-term debt, net	(7.8)	(7.1)
Long-term debt, net of current portion	136.4	86.5
Senior Lien Holder
Debt Instrument [Line Items]
Subtotal		71.2
OEM Captive Lender
Debt Instrument [Line Items]
Subtotal		14.8
Subordinated Debt
Debt Instrument [Line Items]
Subtotal		6.7
Term Loan
Debt Instrument [Line Items]
Subtotal	$ 151.1	$ 4.3